TAXATION LIABILITY	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
TAXATION LIABILITY	TAXATION LIABILITY

	US Dollars
Figures in millions	2024	2023	2022

Balance at beginning of year	46	8	(10)
Refunds during the year	6	36	32
Payments during the year	(189)	(116)	(166)
Taxation of items included in the income statement	454	217	231
Offset of VAT and other taxes	(114)	(87)	(84)
Transfer of Siguiri tax asset to non-current trade, other receivables and other assets	—	—	4
Translation	(17)	(12)	1
Balance at end of year	186	46	8
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(1)	(18)	(37)
Taxation liability	187	64	45
	186	46	8